Income Taxes - Summary of Unrecognized Tax Benefits Affecting the Effective Tax rate (Detail)	11 Months Ended
Dec. 31, 2021 USD ($)
Ending balance at December 31, 2021	$ 0
Rigetti Computing, Inc [Member]
Beginning balance at February 1, 2021	4,672,209
Current year increase(decrease)	0
Prior year adjustment - increase(decrease)	0
Ending balance at December 31, 2021	$ 4,672,209